OTHER FINANCE EXPENSES AND INCOME, NET (Schedule of Other Finance Expenses and Income, Net) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
A. Finance income:
Currency exchange rate differences			$ 0	$ 53	$ 0
Interest income			21	0	0
Total	$ 0	$ 22	21	53	0
Financing Expenses [Abstract]
Currency Exchange rate differences			197	0	134
Interest expense with respect to lease liabilities	96	337	672	366	0
Bank charges			89	16	61
Total	$ 235	$ 482	$ 747	$ 382	$ 195